PAYABLE TO OFFICER	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
PAYABLE TO OFFICER

NOTE 6 – PAYABLE TO OFFICER

The Officer has occasionally advanced funds to the Company for its working capital requirements. The funds advanced by the Officer are unsecured, non-interest bearing, and due on demand. The funds advanced were $2,000 and $38,782 at September 30, 2022 and December 31, 2021, respectively.